Subsequent event	12 Months Ended
Dec. 31, 2025
Subsequent event
Subsequent event

24. Subsequent event

The Group has evaluated the impact of events that have occurred subsequent to December 31, 2025, through April 24, 2026, the issuance date of the consolidated financial statements, the Group did not identify any subsequent events that would have required adjustment or disclosure on the consolidated financial statements.